Exhibit 1

GS Mortgage Securities Corporation Trust 2016-ICE2

Commercial Mortgage Pass-Through Certificates, Series 2016-ICE2

Report To:

GS Mortgage Securities Corporation II

Goldman, Sachs & Co.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

22 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman, Sachs & Co. 200 West Street New York, New York 10282	Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	GS Mortgage Securities Corporation Trust 2016-ICE2 Commercial Mortgage Pass-Through Certificates, Series 2016-ICE2 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the GS Mortgage Securities Corporation Trust 2016-ICE2 securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

A member firm of Ernst & Young Global Limited

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 February 2016

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in GS Mortgage Securities Corporation Trust 2016-ICE2 (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes issued by 17 Delaware limited liability companies (collectively, the “Borrowers”) evidencing a loan with floating-rate components (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgage liens on the Borrowers’ fee interests in 43 temperature controlled warehouse properties located in 14 states (the “Properties”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains certain information on the Mortgage Loan and Properties as of 9 March 2016 (the “Reference Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan and Properties as of the Reference Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 6

4.	Using the “First Due Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Initial Maturity Date,
c.	Fully Extended Maturity Date

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Term to Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term to Maturity (Mos.) and
c.	Fully Extended Original Term

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Mos.) and
ii.	Fully Extended Remaining Term

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to the Mortgage Loan, the mortgage loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Mos.)” of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Mos.)”),
d.	Use “0” for the full extended amortization term of the Mortgage Loan (the “Fully Extended Amortization Term”) and
e.	Use the “Original Balance” of the Mortgage Loan, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Balance”) and
ii.	The principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

8.	Using:
a.	The “Cut-off Date Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The allocated original balance of each Property, as shown on the mortgage loan agreement Source Document, and
c.	The instructions provided by the Depositor which are described in the succeeding paragraph of this Item 8.,

we recalculated the “Allocated Cut-off Date Loan Amount” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to allocate the “Cut-off Date Balance” of the Mortgage Loan to each Property pro-rata based on the allocated original balance of each Property, as shown on the mortgage loan agreement Source Document.

9.	Using the:
a.	Seasoning and
b.	Original Interest-Only Period (Mos.)

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Interest-Only Period (Mos.)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Cut-off Date Balance and
b.	Sq Ft

of the Mortgage Loan and the Properties, respectively, both as shown on the Final Data File, we recalculated the “Loan Per Unit” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Cut-off Date Balance and
b.	Leased Fee Appraised Value ($)

of the Mortgage Loan and the Properties, respectively, both as shown on the Final Data File, we recalculated the “Cut-off Date LTV Ratio” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the “Cut-off Date LTV Ratio” to the nearest 1/10th of one percent.

Attachment A Page 4 of 6

12.	Using the:
a.	Balloon Balance and
b.	Leased Fee Appraised Value ($)

of the Mortgage Loan and the Properties, respectively, both as shown on the Final Data File, we recalculated the “LTV Ratio at Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Depositor to round the “LTV Ratio at Maturity” to the nearest 1/10th of one percent.

13.	Using the:
a.	LIBOR Floor,
b.	LIBOR Cap Strike Price,
c.	LIBOR Rounding Methodology and
d.	Margin

of the Mortgage Loan, all as shown on the Final Data File, and a LIBOR assumption of 0.4250% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	LIBOR Cap Strike Price and
b.	Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Trust Interest Rate (At LIBOR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Cut-off Date Balance,
b.	Mortgage Loan Rate and
c.	Interest Accrual Method

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies and instructions provided by the Depositor which are described in the succeeding two paragraphs of this Item 15., we recalculated the:

i.	Monthly Debt Service and
ii.	Annual Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service” of the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-off Date Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate,” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 5 of 6

15. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service” of the Mortgage Loan as the product of:

i.	The “Cut-off Date Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Rate,” as shown on the Final Data File, and
iii.	365/360.

16.	Using the:
a.	Annual Debt Service,
b.	Master Lease Annual Payment,
c.	Cut-off Date Balance,
d.	Underwritten Net Operating Income and
e.	Underwritten Net Cash Flow

of the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, and:

i.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular,
ii.	The applicable calculation methodologies provided by the Depositor which are described in the succeeding paragraph of this Item 16. and
iii.	The annual debt service of the Mortgage Loan at the “LIBOR Cap Strike Price” of the Mortgage Loan, as recalculated using information on the mortgage loan interest rate cap agreement and mortgage loan agreement Source Documents, we recalculated the:

(a)	UW NOI DSCR at Assumed LIBOR,
(b)	UW NCF DSCR at Assumed LIBOR,
(c)	UW NCF DSCR at LIBOR Cap,
(d)	Debt Yield on Underwritten Net Operating Income,
(e)	Debt Yield on Underwritten Net Cash Flow,
(f)	Master Lease DSCR (x) and
(g)	Master Lease Debt Yield

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the:
i.	UW NOI DSCR at Assumed LIBOR,
ii.	UW NCF DSCR at Assumed LIBOR,
iii.	UW NCF DSCR at LIBOR Cap and
iv.	Master Lease DSCR (x)

characteristics to two decimal places and

b.	Round the:
i.	Debt Yield on Underwritten Net Operating Income,
ii.	Debt Yield Underwritten Net Cash Flow and
iii.	Master Lease Debt Yield

characteristics to the nearest 1/10th of one percent.

Attachment A Page 6 of 6

17.	Using the:
a.	Mortgage Loan Rate and
b.	Administrative Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note A-1 (see Note 1)	9 February 2016

Mortgage Loan Promissory Note A-2 (see Note 1)	9 February 2016

Mortgage Loan Agreement	9 February 2016

Mortgage Loan Interest Rate Cap Agreement	9 February 2016

Cash Management Agreement	9 February 2016

Settlement Statement	9 February 2016

Guaranty Agreement	9 February 2016

Bloomberg Screen Shot for LIBOR Cap Counterparty Rating	18 January 2016

Master Lease Agreement	9 February 2016

TREPP Report for Prior Securitizations	17 February 2016

Property Source Documents

Document Title	Document Date

Property Appraisal Reports	Various

Addendum Letter to Appraisal Report	7 February 2016

Engineering Reports	20 January 2016

Underwriting Summary	31 December 2015

Seismic Reports	20 January 2016

Environmental Phase I Reports	29 January 2016

Insurance Review Document	9 February 2016

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Document Title	Document Date

Proforma Title Policies	9 February 2016

Ground Lease	20 March 2012

USPS Internet Site (www.usps.gov)	Not Applicable

Facility Data, Occupancy and P&L Worksheet	Not Applicable

Customer By Facility Summary	Not Applicable

Note:

1.	The mortgage loan promissory note A-1 and mortgage loan promissory note A-2 Source Documents are hereinafter referred to collectively as the “Mortgage Loan Promissory Note.”

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Address (see Note 1)	Property Appraisal Report
City (see Note 1)	Property Appraisal Report
State (see Note 1)	Property Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
General Property Type	Property Appraisal Report
Detailed Property Type	Property Appraisal Report
Year Built	Engineering Report
Sq Ft	Underwriting Summary
Unit Description	Underwriting Summary
Occupancy	Underwriting Summary
Occupancy Date	Underwriting Summary
Warehouse Cubic Feet	Underwriting Summary
Cooler SF	Facility Data, Occupancy and P&L Worksheet
Office / Support SF	Property Appraisal Report
Clear Ceiling Height SF	Facility Data, Occupancy and P&L Worksheet
# Dock Doors	Property Appraisal Report
Rent Steps Date	Underwriting Summary
Customer #1	Customer By Facility Summary
Customer #2	Customer By Facility Summary
Customer #3	Customer By Facility Summary
Customer #4	Customer By Facility Summary
Customer #5	Customer By Facility Summary

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 2)	Property Appraisal Report and Addendum Letter to Appraisal Report
Leased Fee Appraised Value ($)	Addendum Letter to Appraisal Report
Appraisal Date	Property Appraisal Report
As Stabilized Appraised Value	Property Appraisal Report
As Stabilized Appraisal Date	Property Appraisal Report
Appraisal FIRREA (Y/N)	Property Appraisal Report
Appraiser Designation	Property Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Phase I Report
Environmental Insurance Required (Y/N)	Insurance Review Document

Exhibit 2 to Attachment A Page 2 of 7

Third Party Information: (continued)

Characteristic	Source Document(s)

Seismic Report Date (see Note 3)	Seismic Report
PML or SEL (see Note 3)	Seismic Report
Earthquake Insurance Required (see Note 4)	Seismic Report
Blanket Insurance Policy (Yes/No)	Insurance Review Document
Single Tenant (Y/N)	Master Lease Agreement

Underwriting Information: (see Note 5)

Characteristic	Source Document

2012 NOI Date	Underwriting Summary
2012 NOI	Underwriting Summary
2012 NCF	Underwriting Summary
2013 NOI Date	Underwriting Summary
2013 EGI	Underwriting Summary
2013 Expenses	Underwriting Summary
2013 NOI	Underwriting Summary
2013 NCF	Underwriting Summary
2014 NOI Date	Underwriting Summary
2014 EGI	Underwriting Summary
2014 Expenses	Underwriting Summary
2014 NOI	Underwriting Summary
2014 NCF	Underwriting Summary
2015 NOI Date	Underwriting Summary
Most Recent # of months	Underwriting Summary
Most Recent Description	Underwriting Summary
2015 EGI	Underwriting Summary
2015 Expenses	Underwriting Summary
2015 NOI	Underwriting Summary
2015 NCF	Underwriting Summary
Underwritten EGI	Underwriting Summary
Underwritten Expenses	Underwriting Summary
Underwritten Net Operating Income	Underwriting Summary
Underwritten Replacement / FF&E Reserve	Underwriting Summary
Underwritten TI / LC	Underwriting Summary
Underwritten Other Reserve	Underwriting Summary
Underwritten Net Cash Flow	Underwriting Summary

Exhibit 2 to Attachment A Page 3 of 7

Reserve and Escrow Information:

Characteristic	Source Document

Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Settlement Statement
Ongoing Insurance Reserve ($)	Settlement Statement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Settlement Statement
Upfront Replacement Reserve ($)	Settlement Statement
Upfront Deferred Maintenance Reserve ($)	Settlement Statement
Upfront Environmental Reserve ($)	Settlement Statement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Other Reserve ($)	Settlement Statement
Upfront Debt Service Reserve ($)	Settlement Statement

Mortgage Loan Information:

Characteristic	Source Document(s)

Number of Properties	Mortgage Loan Agreement
Originator	Mortgage Loan Promissory Note
Originator Entity Type	Mortgage Loan Promissory Note
Origination Date	Mortgage Loan Promissory Note
Original Balance	Mortgage Loan Agreement
Exit Fee	Mortgage Loan Agreement
Due Date	Mortgage Loan Agreement
First Due Date	Mortgage Loan Agreement
Last IO Due Date	Mortgage Loan Agreement
First P&I Due Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extension Options (Yes/No)	Mortgage Loan Agreement
Extension Options (num/mos)	Mortgage Loan Agreement
Extension Spread Increase Description	Mortgage Loan Agreement
First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Grace Period - Late Fee	Mortgage Loan Agreement
Grace Period – Default	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Amortization Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
Mortgage Loan Index	Mortgage Loan Agreement
Float Rate Change Frequency (Mos)	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
LIBOR Cap Strike Price	Mortgage Loan Interest Rate Cap Agreement and Mortgage Loan Agreement
LIBOR Cap After Extension	Mortgage Loan Agreement
LIBOR Cap Expiration	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap Counterparty	Mortgage Loan Interest Rate Cap Agreement
LIBOR Cap Counterparty Rating (S&P / MIS / FITCH)	Bloomberg Screen Shot for LIBOR Cap Counterparty Rating
Margin	Mortgage Loan Agreement
Lockout Period	Mortgage Loan Agreement
Lockout Expiration Date	Mortgage Loan Agreement
Prepayment Begin Date	Mortgage Loan Agreement
Prepayment End Date	Mortgage Loan Agreement
Open Period Begin Date	Mortgage Loan Agreement
Open Period (Payments)	Mortgage Loan Agreement
Prepayment Type	Mortgage Loan Agreement
Prepayment Provision	Mortgage Loan Agreement
Release Provisions (Y/N)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Day of Month Prepayment Permitted	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Future Debt Allowed?	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Terrorism Insurance Required	Mortgage Loan Agreement
Master Lease Annual Payment	Master Lease Agreement
Lien Position	Proforma Title Policy
Ownership Interest	Proforma Title Policy
Condominium Present?	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Ground Lease Y/N	Ground Lease
Annual Ground Lease Payment ($)	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date after all Extensions	Ground Lease
Loan Purpose	Settlement Statement
Borrower Name	Mortgage Loan Promissory Note
Sponsor	Mortgage Loan Agreement
Carve-out Guarantor	Guaranty Agreement
Recourse	Guaranty Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Lockbox (see Note 6)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 7)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management Triggers	Mortgage Loan Agreement and Cash Management Agreement
DSCR at Trigger Level	Mortgage Loan Agreement and Cash Management Agreement
Prior Securitizations	TREPP Report for Prior Securitizations

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” characteristic for each Property (except for the Properties described in the succeeding paragraph of this Note 2), we were instructed by the Depositor to subtract the “Allocation of FF&E” of the Property from the “Total Market Value” appraised value of the Property, both as shown on the applicable property appraisal report Source Document.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

2. (continued)

For the purpose of comparing the “Appraised Value ($)” characteristic for the Properties identified on the Preliminary Data File as:

a. Albany #2,

b. Albany #3,

c. Albany #4 and

d. Albany #5

(together, the “Albany Grouped Properties”), which have one combined property appraisal report Source Document that does not allocate the “Total Market Value” and “Allocation of FF&E” to each Albany Grouped Property on an individual basis, the Depositor instructed us to:

i.	Allocate the “Allocation of FF&E” for the Albany Grouped Properties that is shown on the property appraisal report Source Document to each Albany Grouped Property on a pro-rata basis based on the “Total Market Value” of each Albany Grouped Property that is shown on the addendum letter to appraisal report Source Document (which does have a separate “Total Market Value” for each Albany Grouped Property) and
ii.	Subtract the “Allocation of FF&E” of each Albany Grouped Property, as calculated in i. above, from the “Total Market Value” of such Albany Grouped Property, as shown on the addendum letter to appraisal report Source Document.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL” characteristics only for Properties that have a seismic report Source Document. For each Property that does not have a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL” characteristics.

4.	The Depositor instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL” characteristic on the Preliminary Data File is greater than or equal to 20%. If the “PML or SEL” characteristic on the Preliminary Data File is less than 20% or is not applicable (see Note 3 above), the Depositor instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

5.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

6.	For purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox” characteristic if the mortgage loan agreement and cash management agreement Source Documents require the master tenant under the master lease to remit all payments due under the master lease directly to a cash management account maintained by the Borrowers for the benefit of the lender.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if for funds directed into a lockbox, such funds are generally not made immediately available to the Borrowers, but instead are forwarded to a cash management account maintained by the Borrowers for the benefit of the lender and such funds are disbursed according to the mortgage loan documents, with any excess remitted to the Borrowers (unless an event of default or one or more specified trigger events under the mortgage loan documents have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Mortgage Loan Seller
Control Number
Loan Number
Property Name
Loan / Property Flag
% of Initial Pool Balance
Pari Passu Split (Y/N)
Cross-Collateralized (Y/N)
Crossed Group
Letter of Credit?
Letter of Credit Balance
Letter of Credit Description
Tenant In Common (Yes/No)?
Name of Mezzanine Lender A
Mezzanine Debt Original Amount A
Mezzanine Debt Interest Rate A
Mezzanine Gross Margin A
Mezzanine Debt Cut-Off Date Balance A
Mezzanine Debt Maturity Date A
Name of Mezzanine Lender B
Mezzanine Debt Original Amount B
Mezzanine Debt Interest Rate B
Mezzanine Gross Margin B
Mezzanine Debt Cut-Off Date Balance B
Mezzanine Debt Maturity Date B
Name of Mezzanine Lender C
Mezzanine Debt Original Amount C
Mezzanine Debt Interest Rate C
Mezzanine Gross Margin C
Mezzanine Debt Cut-Off Date Balance C
Mezzanine Debt Maturity Date C
B Note Original Amount
B Note Interest Rate
B Note Margin
B Note Annual Payment
B Note Cut-off Date Balance
B Note Balloon Balance
Other Subordinate Debt Balance
Other Subordinate Debt Type

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Whole Loan Original Balance
Whole Loan Cut-Off Date Balance
Whole Loan Balloon Balance
Whole Loan Interest Rate
Whole Loan Margin
Whole Loan Annual Payment
Whole Loan Monthly Debt Service
Whole Loan LTV
Maturity Whole Loan LTV
Whole Loan NOI DSCR
Whole Loan NCF DSCR
Whole Loan NOI Debt Yield
Whole Loan NCF Debt Yield
Whole Loan NOI DSCR at LIBOR Cap
Whole Loan NCF DSCR at LIBOR Cap
Total Loan Original Balance
Total Loan Cut-Off Date Balance
Total Debt Margin
Total Loan Interest Rate
Total Loan Annual Payment
Total Loan Monthly Debt Service
Total Loan LTV
Maturity Total Debt LTV
Total Loan NOI DSCR
Total Loan NCF DSCR
Total Debt Loan NOI Debt Yield
Total Debt Loan NCF Debt Yield
Total Debt NOI DSCR at LIBOR Cap
Total Debt NCF DSCR at LIBOR Cap
Total Mezzanine Debt Original Balance
Total Mezzanine Debt Cut-Off Date Balance
Total Mezzanine Margin
Property Manager
Related Group
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Administrative Fee Rate

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Year Renovated
Environmental Phase II
Environmental Phase II Report Date
Largest Tenant
Largest Tenant Lease Expiration
Largest Tenant Sq Ft
Second Largest Tenant
Second Largest Tenant Lease Expiration
Second Largest Tenant Sq Ft
Third Largest Tenant
Third Largest Tenant Lease Expiration
Third Largest Tenant Sq Ft
Fourth Largest Tenant
Fourth Largest Tenant Lease Expiration
Fourth Largest Tenant Sq Ft
Fifth Largest Tenant
Fifth Largest Tenant Lease Expiration
Fifth Largest Tenant Sq Ft

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.